Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Beginning balance	$ (180)
Ending balance	8,621	$ (180)
Accumulated other comprehensive income
Statement [line items]
Beginning balance	(180)	(218)	$ (666)
Exchange differences arising on translation of foreign operations	(626)	(123)	(245)
Changes in fair value of financial assets	9,427	152	142
Remeasurement of defined benefit pension plans		9	551
Ending balance	8,621	(180)	(218)
Defined benefit pension plans
Statement [line items]
Beginning balance	798	789	238
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	9	551
Ending balance	798	798	789
Unrealized gain (losses) on securities
Statement [line items]
Beginning balance	(754)	(906)	(1,048)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	9,427	152	142
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	8,673	(754)	(906)
Foreign currency translation
Statement [line items]
Beginning balance	(224)	(101)	144
Exchange differences arising on translation of foreign operations	(626)	(123)	(245)
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ (850)	$ (224)	$ (101)